Condensed Interim Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net income / (loss)	$ 6,518,681	$ (9,153,779)
Adjustment to reconcile net income / (loss) to net cash provided by operating activities:
Depreciation	7,854,959	8,230,492
Amortization of deferred drydock expenditures	1,285,342	1,138,763
Share based compensation	753,994	442,051
Loss on sale of vessels	0	6,569,763
Amortization of deferred finance fees	435,046	514,887
Foreign exchange	(55,485)	(36,799)
Deferred drydock expenditure	(2,171,613)	(1,918,672)
Changes in operating assets and liabilities:
Receivables	2,377,376	(190,350)
Prepaid expenses and other assets	(128,860)	(166,937)
Advances and deposits	30,604	(724,475)
Inventories	(538,054)	1,547,871
Accounts payable	561,129	(2,742,536)
Accrued expenses and other liabilities	(4,907,658)	(1,961,724)
Accrued interest on debt and finance leases	(104,234)	16,496
Net cash provided by operating activities	11,911,227	1,565,051
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of vessels	0	17,558,372
Payments for vessel equipment and Ballast water treatment systems, installation in progress	(605,523)	(888,890)
Payments for other non-current assets	(9,368)	(61,092)
Net cash (used in) / provided by investing activities	(614,891)	16,608,390
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term debt	10,948,727	3,048
Repayments of long-term debt	(3,229,177)	(10,003,609)
Repayments of finance leases	(4,611,023)	(12,787,540)
Payment of dividends	(1,659,308)	0
Net cash provided by/ (used in) financing activities	1,449,219	(22,788,101)
Net increase/ (decrease) in cash and cash equivalents	12,745,555	(4,614,660)
Cash and cash equivalents at the beginning of the year	51,723,107	56,903,038
Cash and cash equivalents at the end of the period	$ 64,468,662	$ 52,288,378